Cover	Apr. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 28, 2021
Entity File Number	000-52506
Entity Registrant Name	ESP Resources, Inc.
Entity Central Index Key	0001346526
Entity Tax Identification Number	98-0440762
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Unit 1905
Entity Address, Address Line Two	19/F
Entity Address, Address Line Three	Tower 1 China Hong Kong City
Entity Address Address Line Four	33 Canton Road
Entity Address City Or Town	Tsim Sha Tsui
Entity Address, Country	HK
Entity Address, Postal Zip Code	N/A
City Area Code	852
Local Phone Number	3310-4641
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false